Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2018